Income tax (Details 5) $ in Millions	Jun. 30, 2019 ARS ($)
Income Tax [Abstract]
2021	$ 3
2022	11
2023	2,785
2024	1,186
2025	4,807
Subtotal	8,792
Do not expire	3,784
Total	$ 12,576